Net revenue (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Net revenue	R$ 77,411	R$ 70,569	R$ 96,519
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Net revenue	44,300	39,997	56,217
Country Of United States Of America [Member]
IfrsStatementLineItems [Line Items]
Net revenue	13,235	12,429	18,086
Country Of Mexico [Member]
IfrsStatementLineItems [Line Items]
Net revenue	3,928	3,329	4,469
Country Of Switzerland [Member]
IfrsStatementLineItems [Line Items]
Net revenue	1,471	1,197	1,493
Country Of Argentina [Member]
IfrsStatementLineItems [Line Items]
Net revenue	1,459	1,039	2,093
Country Of Germany [Member]
IfrsStatementLineItems [Line Items]
Net revenue	1,192	1,121	1,695
Country Of Japan [Member]
IfrsStatementLineItems [Line Items]
Net revenue	1,036	554	724
Country Of Netherlands [Member]
IfrsStatementLineItems [Line Items]
Net revenue	959	1,061	817
Country Of Singapore [Member]
IfrsStatementLineItems [Line Items]
Net revenue	862	1,618	756
Country Of Chile [Member]
IfrsStatementLineItems [Line Items]
Net revenue	797	755	871
Country Of Spain [Member]
IfrsStatementLineItems [Line Items]
Net revenue	789	634	547
Country Of Peru [Member]
IfrsStatementLineItems [Line Items]
Net revenue	731	676	740
Country Of Italy [Member]
IfrsStatementLineItems [Line Items]
Net revenue	696	729	1,095
Country Of Luxembourg [Member]
IfrsStatementLineItems [Line Items]
Net revenue	607	574	756
Country Of China [Member]
IfrsStatementLineItems [Line Items]
Net revenue	454	859	173
Other [Member]
IfrsStatementLineItems [Line Items]
Net revenue	R$ 4,895	R$ 3,997	R$ 5,987